Note 14 - Commitments and Contingencies (Details) (USD $)	12 Months Ended									0 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 27, 2013	Sep. 25, 2013	Sep. 11, 2013	Aug. 31, 2013	Oct. 02, 2013 Subsequent Event [Member] LPG Vessels [Member]	Oct. 10, 2013 Subsequent Event [Member] LPG Vessels [Member]	Oct. 30, 2013 Subsequent Event [Member] LPG Vessels [Member]	Sep. 30, 2017 Scenario, Forecast [Member] Emihar Petroleum Inc [Member]	Sep. 30, 2016 Scenario, Forecast [Member] Emihar Petroleum Inc [Member]	Sep. 30, 2015 Scenario, Forecast [Member] Emihar Petroleum Inc [Member]	Sep. 30, 2014 Scenario, Forecast [Member] Emihar Petroleum Inc [Member]	Sep. 27, 2013 LPG Vessels [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Number of Vessels Under Construction					15	2	2	1	4
Vessel Purchase Price							$ 39,000,000	$ 25,000,000
Payments for Purchase of Other Assets										6,250,000	9,750,000	7,875,000
Contractual Obligation (in Dollars)																	35,000,000
Contractual Charter Revenue	$ 3,867,250	$ 23,538,080	$ 42,306,739	$ 90,287,234									$ 3,035,250	$ 8,850,200	$ 9,814,000	$ 9,814,000